Subsequent Events (Narrative) (Details) $ / shares in Units, $ in Thousands, € in Millions					1 Months Ended			6 Months Ended	12 Months Ended
	Mar. 15, 2023 USD ($) $ / shares shares	Jan. 14, 2021 $ / shares shares	Nov. 02, 2020 USD ($) shares	Sep. 02, 2020 USD ($) shares	Mar. 31, 2023 EUR (€)	Dec. 21, 2022 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Jan. 04, 2021 shares
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued | shares		3,803,594	3,920,000	5,882,353			3,803,594	726,832	41,260,439	41,170,168		883,534
Weighted average share price | $ / shares		$ 7.36					$ 7.36	$ 3.64
Proceeds from issue of ordinary shares			$ 12,000	$ 10,000			$ 28,000	$ 2,600	$ 21	$ 29,582	$ 18,658
Events After Reporting Period [Member] | Biomica [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary						67.00%
Events After Reporting Period [Member] | Biomica [Member] | Shanghai Healthcare Capital [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary						20.00%
Events After Reporting Period [Member] | Biomica [Member] | Shanghai Healthcare Capital [Member] | Definitive Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of investment in financing round						$ 20,000
Equity Investment						$ 10,000
Events After Reporting Period [Member] | Horizon Eic 2022 Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
The Total Amount Of Grant Confirmed By Horizon Eic 2022 Program | €					€ 1.2
Timeline of project					32 months
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued | shares	340,000
Weighted average share price | $ / shares	$ 0.81
Proceeds from issue of ordinary shares	$ 276